Mineral interests (Tables) - Minco Silver Corp [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of mineral interests [Line Items]
Disclosure of detailed information about exploration and evaluation assets [text block]
	2017	2016
	$	$
Fuwan Silver Project (a)	36,626,372	35,287,777
Changkeng Project (c)	24,472,217	23,853,802
Total mineral interests	61,098,589	59,141,579

Fuwan Silver Project [Member]
Disclosure of mineral interests [Line Items]
Disclosure of exploration and evaluation assets [text block]
Following is a summary of the capitalized expenditures of the Fuwan Silver Project:

	2017	2016
	$	$
Opening Balance – January 1	35,287,777	37,565,101
Consulting fees	192,826	390,802
Salaries and benefits	339,150	337,137
Share-based compensation (note 10(b))	346,095	(215,602)
Mine design costs	-	8,882
Mining license application	207,033	365,316
Environment impact assessment	1,386	68,612
Travel	45,530	43,215
Others	323,599	293,320
Effect of change in the exchange rate with RMB	(117,024)	(3,569,006)
Ending Balance – December 31	36,626,372	35,287,777

Changkeng Project [Member]
Disclosure of mineral interests [Line Items]
Disclosure of exploration and evaluation assets [text block]
Following is a summary of capitalized costs of the Changkeng Gold Project:

	2017	2016
	$	$
Opening Balance – January 1	23,853,802	26,110,954
Consulting	192,826	18,102
Salaries and benefits	163,786	131,259
Share-based compensation (note 10(b))	346,095	-
Mine design	774	48,749
Others	1,164	1,928
Effect of change in the exchange rate with RMB	(86,230)	(2,457,190)
Ending Balance – December 31	24,472,217	23,853,802